Federal Home Loan Bank Advances (Details1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Required payments over the next five years
2013	$ 14,011
2014	5,000
2015	15,000
2016	10,000
2017	$ 5,000